Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Profit for the year	R$ 1,141,606	R$ 251,788	R$ 37,355
Income tax and social contribution expenses (benefit)	(824,267)	94,184	(35,688)
Financial assets	(2,533,733)	(146,008)	(941,079)
Labor provisions	72,090	16,757	20,128
Derivative financial instruments	42,142	(54,187)
Share based long term incentive plan (LTIP)	205,640
Trade receivables and other receivables	(1,926,527)	(520,375)	(62,352)
Depreciation/amortization	442,761	292,911	169,449
Consumer loans	(13,091,432)	(7,053,056)	(533,162)
Provision for legal and administrative claims	108,850	16,328	10,255
Prepaid expenses	(131,950)	(69,616)	(26,318)
Chargeback provision	(32,582)	(22,298)
Other assets	(1,840,830)	(1,160,877)	(386,227)
Credit loss allowance	2,528,543	887,025	14,290
Third-party funds	11,355,574	6,891,698	4,263,635
Write-off / loss on disposal of intangible assets		91,879	5,201
Labor obligations and taxes payable	1,711,283	905,463	271,119
Loss or (gain) on disposal of property, plant and equipment			1,004
Trade payables and other obligations	2,504,774	2,745,519	266,373
Interest accrued on third party funds	439,765	1,317,486
Obligations to FIDC FGTS quota holders	(12,092)	832,777
Interest accrued on consumer loans	(2,727,191)	(1,537,416)	(27,297)
Legal and administrative claims	128,389	(9,907)	(6,104)
Interest accrued on FIDC FGTS senior quotas	122,894	(3,245)
Interest received	1,953,489	500,758
Interest accrued on financial assets	(585,607)	(269,850)	(240,580)
Interest paid	(2,033,079)	(1,325,623)	(1,147,784)
Income tax and social contribution paid	(757,853)	(381,571)	(85,251)
Variations in operating assets and liabilities
Income tax and social contribution expenses (benefit)	(824,267)	94,184	(35,688)
Financial assets	(2,533,733)	(146,008)	(941,079)
Labor provisions	72,090	16,757	20,128
Derivative financial instruments	42,142	(54,187)
Share based long term incentive plan (LTIP)	205,640
Trade receivables and other receivables	(1,926,527)	(520,375)	(62,352)
Depreciation/amortization	442,761	292,911	169,449
Consumer loans	(13,091,432)	(7,053,056)	(533,162)
Provision for legal and administrative claims	108,850	16,328	10,255
Prepaid expenses	(131,950)	(69,616)	(26,318)
Chargeback provision	(32,582)	(22,298)
Other assets	(1,840,830)	(1,160,877)	(386,227)
Credit loss allowance	2,528,543	887,025	14,290
Third-party funds	11,355,574	6,891,698	4,263,635
Write-off / loss on disposal of intangible assets		91,879	5,201
Labor obligations and taxes payable	1,711,283	905,463	271,119
Loss or (gain) on disposal of property, plant and equipment			1,004
Trade payables and other obligations	2,504,774	2,745,519	266,373
Interest accrued on third party funds	439,765	1,317,486
Obligations to FIDC FGTS quota holders	(12,092)	832,777
Interest accrued on consumer loans	(2,727,191)	(1,537,416)	(27,297)
Legal and administrative claims	128,389	(9,907)	(6,104)
Interest accrued on FIDC FGTS senior quotas	122,894	(3,245)
Interest received	1,953,489	500,758
Interest accrued on financial assets	(585,607)	(269,850)	(240,580)
Interest paid	(2,033,079)	(1,325,623)	(1,147,784)
Income tax and social contribution paid	(757,853)	(381,571)	(85,251)
Net cash (used in) from operating activities	(3,739,343)	2,290,544	1,566,968
Cash flows from investing activities
Acquisition of subsidiaries net of cash acquired			(7,946)
Acquisition of common control subsidiaries net of cash acquired			(27,031)
Acquisition of property, plant and equipment	(67,683)	(60,809)	(4,664)
Acquisition of intangible assets	(616,658)	(521,244)	(497,434)
Acquisition of credit card operations		(1,815,000)
Acquisition of FIDC PICPAY subordinated quotas		(128,022)
Net cash (used in) investing activities	(684,341)	(2,525,075)	(537,075)
Cash flows from financing activities
Share Capital Increase	1,183,371	105,556
Issuance of non-controlling interests		230,000
Corporate reorganization	(360,000)
Payment of leases	(7,965)	(8,402)	(12,245)
Net cash from financing activities	815,406	327,154	(12,245)
Net increase (decrease) in cash and cash equivalents	(3,608,278)	92,623	1,017,648
Cash and cash equivalents at the beginning of the year	7,471,673	7,379,049	6,361,401
Cash and cash equivalents at the end of the year	3,863,395	7,471,673	7,379,049
Net increase (decrease) in cash and cash equivalents	R$ (3,608,278)	R$ 92,623	R$ 1,017,648